KEY MANAGEMENT PERSONNEL COMPENSATION	12 Months Ended
Dec. 31, 2025
Key Managment Personnel Compensation [Abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION	KEY MANAGEMENT PERSONNEL COMPENSATION
Key management personnel comprise the members of the Executive Committee and the members of the Board of Directors. Their compensation is as follows:

Remuneration of the Executive Leadership Team and Board of Directors

	Year ended 31 December
CHF in millions	2025	2024	2023
Wages, salaries and social security charges	10.7	8.4	6.2
Pension costs	1.0	0.8	0.8
Share-based compensation	18.3	6.6	6.9
Termination benefits	—	0.7	2.5
Total	30.0	16.5	16.4